Operating Revenue - Summary of Changes in Contract Costs Relating to Contracts with Customers (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of products and services [abstract]
Beginning balance	¥ 6,975	¥ 4,954
Addition	24,149	9,711
Amortization for the year	(15,137)	(7,690)
Ending balance	¥ 15,987	¥ 6,975